Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Yimutian Inc.
Entity Central Index Key	0001991605
Entity File Number	001-42760
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	E9
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	6/F, Building B-6, Block A
Entity Address, Address Line Two	Zhongguancun Dongsheng Technology Campus
Entity Address, Address Line Three	No. 66 Xixiaokou Road
Entity Address, City or Town	Haidian District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100192
Amendment Description	This Amendment No. 1 (this “Amendment No. 1”) to the annual report on Form 20-F of Yimutian Inc. amends its annual report on Form 20-F for the year ended December 31, 2025 filed on May 15, 2026 (the “2025 Form 20-F”). Yimutian Inc. is filing this Amendment No. 1 solely to furnish Exhibit 101 in accordance with Rule 405 of Regulation S-T, which was not included in the 2025 Form 20-F in accordance with Rule 405 (a)(2)(ii) of Regulation S-T. Exhibit 101 includes information in eXtensible Business Reporting Language.Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, revise, update, amend or restate the information presented in, or any exhibits to, the 2025 Form 20-F or reflect any events that have occurred after the 2025 Form 20-F was originally filed.
Business Contact
Document Information [Line Items]
Contact Personnel Name	Shijie Chen
Entity Address, Address Line One	6/F, Building B-6, Block A
Entity Address, Address Line Two	Zhongguancun Dongsheng Technology Campus
Entity Address, Address Line Three	No. 66 Xixiaokou Road
Entity Address, City or Town	Haidian District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100192
City Area Code	+86
Local Phone Number	(10) 5708-6561
Contact Personnel Email Address	ir@ymt360.com
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,516,653,606
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	342,773,160
American depositary shares, each representing twenty-five (25) Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing twenty-five (25) Class A ordinary shares
Trading Symbol	YMT
Security Exchange Name	NASDAQ
Class A ordinary share, par value US$0.00001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary share, par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ